UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09607

Fairholme Funds, Inc.
(Exact name of registrant as specified in its charter)

51 JFK Parkway Short Hills, NJ 07078
(Address of principal executive offices) (Zip code)

CITCO MUTUAL FUND SERVICES, INC. 83 General Warren Boulevard, Suite 200 Malvern, PA 19355
(Name and address of agent for service)

Registrant’s telephone number, including area code:      1-866-202-2263

Date of fiscal year end:        11/30/2006
Date of reporting period:      7/1/2005 - 06/30/2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve -month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

The Fairholme Fund Proxy Voting Report 07/01/05-06/30/06

Name of Issuer	Ticker Symbol	CUSIP	Shareholder Meeting Date	Matter Voted On	Who Proposed the Issue (Issuer / Security Holder)	Was a Vote Cast	How was the Vote Cast (For/Against)	For or Against Management

Homefed Corporation	HOFD	43739D307	7/12/2005	1) Directors recommend a vote for election of the	Issuer	Yes	For	For
following nominees: 01-Patrick D. Bienvenue, 02-
Paul J. Borden, 03- Timothy M. Considine, 04-Ian M.
Cumming, 05-Michael A. Lobatz, 06-Joseph S.
Steinberg.
				2) Ratification of the selection of	Issuer	Yes	For	For
Pricewaterhousecoopers LLP as independent
auditors of the company for 2005.

American International Group, Inc.	AIG	026874107	8/11/2005	1) Directors recommend a vote for election of the	Issuer	Yes	For	For
following nominees: 01- M. Aidinoff, 02- P. Chia,
03- M. Cohen, 04- W. Cohen, 05- M. Feldstein,
06- E. Futter, 07- S. Hammerman, 08- C. Hills,
09- R. Holbrooke, 10- D. Kanak, 11- G. Miles,
12- M. Offit, 13-M. Sullivan, 14- E.Tse, 15-F. Zarb
				2) Ratification of independent accountants.	Issuer	Yes	For	For

JZ Equity Partners PLC	JZ	G8309P108	9/20/2005	1) To receive the Report of the Directors and the	Issuer	Yes	For	For
Accounts for the year ended 31 March 2005,
together with the Report of the Independent Auditors.
				2) To approve the Directors' Remuneration Report	Issuer	Yes	For	For
fo the year ended 31 March 2005.
				3) To declare a final dividend of 6.0p per ordinary	Issuer	Yes	For	For
share payable on 26 September 2005.
				4) To re-elect Mr. John Green-Amytage as a Director.	Issuer	Yes	For	For
				5) To re-elect Mr. James Jordan as a Director.	Issuer	Yes	For	For
				6) To re-elect Mr. Michael Sorkin as a Director.	Issuer	Yes	For	For
				7) To elect Ms. Tanja Tibaldi as a Director.	Issuer	Yes	For	For
				8) To re-elect Mr. Andrew Withey as a Director.	Issuer	Yes	For	For
				9) Re-appoint PricewaterhouseCoopers LLP as the	Issuer	Yes	For	For
Independent Auditors to the company.
				10) Authorise the Directors to determine the	Issuer	Yes	For	For
remuneration of the Independent Auditors.
				11) Issue ordinary shares	Issuer	Yes	For	For
				12) Amend Articles 2.1, 81 to 86 of Articles of	Issuer	Yes	For	For
Association of the Company.

Echostar Communications Corp.	DISH	278762109	10/6/2005	1) Directors recommend: a vote for election of the	Issuer	Yes	For	For
following nominees: 01-James Defranco, 02- Michael
T. Dugan, 03-Cantey Ergen, 04-Charles W. Ergen,
05-Steven R. Goodbarn, 06-David K. Moskowitz,
07-Tom A. Ortolf, 08-C. Michael Schroeder, 09-Carl
E. Vogel.
				2) To ratify the appointment of KPMG LLP as	Issuer	Yes	For	For
independent auditors.
				3) To amend and restate the 1999 stock incentive	Issuer	Yes	For	For
plan.
				4) To amend and restate the 2001 nonemployee	Issuer	Yes	For	For
director stock option plan.
				5) The shareholder proposal to ammend the	Security Holder	Yes	Against	For
corporation's equal opportunity policy.
				6) To transact such other business as may properly	Issuer	Yes	For	For
come before the annual meeting or any adjournment
thereof.

MCI Inc.	MCIP	552691107	10/6/2005	1) Adopt and approve the agreement and plan of	Issuer	Yes	For	For
merger, dated as of February 14, 2005, among
Verizon Communications, Inc., Eli Acquisition, LLC
and MCI, Inc., as amended as of March 4, 2005,
March 29, 2005, and May 1, 2005 and as may be
amended from time to time and approve the merger
contemplated by the merger agreement.
				2) In their discretion with respect to a postponement	Issuer	Yes	For	For
or adjourment to permit further solicitation of proxies
for the merger.

Ethan Allen Interiors Inc.	ETH	297602104	11/15/2005	1) Directors recommend: a vote for election of the	Issuer	Yes	For	For
following nominees: 01-M. Farooq Kathwari, 02-
Horace G. McDonell.
				2) Proposal to ratify KPMG LLP as independent	Issuer	Yes	For	For
auditors for the 2006 fiscal year.

IDT Corporation	IDT	448947309	12/15/2005	1) Directors recommend: a vote for the following	Issuer	Yes	For	For
nominees: 01-J. Warren Blaker, 02- Stephen R.
Brown, 03- James A. Courtier, 04- Slade Gorton,
05- Marc E. Knoller.
				2) Approval of the company's 2005 stock option and	Issuer	Yes	For	For
incentive plan, which provides, among other things,
for the awarding of up to 2,500,000 shares of Class
B Common stock of the company.
				3) Approval of the grants of shares of restricted	Issuer	Yes	For	For
Class B Common Stock of the company and the grants
of options to purchase shares of the Class B Common
Stock of the company to certain officers and directors
of the company.
				4) Ratification of the appointment of Ernst & Young LLP,	Issuer	Yes	For	For
as the company's independent registered public
accounting firm for the fiscal year ending July 31, 2006.

Daily Journal Coporation	DJCO	233912104	1/15/2006	1) Directors recommend a vote for election of the	Issuer	Yes	For	For
following nominees: 01- Charles T. Munger, 02- J.P.
Guerin, 03- Gerald L. Salzman, 04- Donald W. Killinan,
05-George C. Good.
				2) Ratification of appointment of Ernst & Young LLP as	Issuer	Yes	For	For
independent accountants for current fiscal year.

Berkshire Hathaway Class A	BRKA	084670108	5/6/2006	1) Directors recommend: a vote for election of the	Issuer	Yes	For	For
following nominees: 01-Warren E. Buffett, 02- Charles
T. Munger, 03-Howard G. Buffett, 04- Malcolm G.
Buffett, 04-Malcolm G. Chace, 05- William H. Gates,
06-David S. Gottesman, 07- Charlotte Guyman,
08-Donald R. Keough, 09-Thomas S. Murphy,
10-Ronald L. Olson, 11-Walter Scott, Jr.

Berkshire Hathaway Class B	BRKB	084670108	5/6/2006	1) Directors recommend: a vote for election of the	Issuer	Yes	For	For
following nominees: 01-Warren E. Buffett, 02- Charles
T. Munger, 03-Howard G. Buffett, 04- Malcolm G.
Buffett, 04-Malcolm G. Chace, 05- William H. Gates,
06-David S. Gottesman, 07- Charlotte Guyman,
08-Donald R. Keough, 09-Thomas S. Murphy,
10-Ronald L. Olson, 11-Walter Scott, Jr.

Canadian Natural Resources	CNQ	136385101	5/4/2006	1) Election of Directors: 01-Catherine M. Best,	Issuer	Yes	For	For
02- N. Murray Edwards, 03- Honourable Gary A. Filmon,
04- Ambassador Gordon D. Giffin, 05-John G. Langille,
06-Keith A. J. Macphail, 07- Allan P. Markin, 08- Norman
F. Mcintyre, 09- James S. Palmer, 10- Eldon R. Smith,
11- David A. Tuer.
				2) The appointment of PricewaterhouseCoopers LLP,	Issuer	Yes	For	For
chartered accountants, Calgery, Alberta as auditors
of the corporation for the ensuing year and the
authentication of the audit committee of the board of
directors of the company to fix their remuneration.

Echostar Communications Corp.	DISH	278762109	5/11/2006	1) Director recommend: a vote for election of the	Issuer	Yes	For	For
following nominees: 01-James Defranco, 02-Michael
T. Dugan, 03- Cantey Ergen, 04-Charles W. Ergen,
05-Steven R. Goodbarn, 06-Gary S. Howard, 07-David
K. Moskowitz, 08-Tom A. Ortolf, 09-Michael Schroeder,
10-Carl E. Vogel.
				2) To ratify the appointment of KPMG LLP as	Issuer	Yes	For	For
independent auditors.
				3) To amend and restate the 2001 nonemployee director	Issuer	Yes	For	For
stock option plan.
				4) To amend and restate the 1997 employee stock	Issuer	Yes	For	For
purchase plan.
				5) To transact such other business as may properly	Issuer	Yes	For	For
come before the annual meeting or any adjournment
thereof.

Mohawk Industries, Inc.	MHK	608190104	5/17/2006	1) Directors recommend: a vote for election of the	Issuer	Yes	For	For
following nominees: 01-Mr. Bruckmann, 02-Mr. De Cock,
03- Mr. McCurdy.

White Mountains Insurance Group.	WTM	G9618E107	5/25/2006	1) Directors recommend a vote for election fo the	Issuer	Yes	For	For
following nominees: 01- H.L. Clark, Jr.,02-R.P. Cochran,
03-A.M. Frinquelli, 04-A.L. Waters, 05-S.E. Fass,
06-G.T. Hutton, 07-J.A.M. Silverudd, 08-G. Thorstensson
09- D.P. Beaulieu, 10- S.E.Fass, 11-D.T. Foy, 12-J.D.
Liberator, 13-M.E. Maloney, 14-R.L. Seelig, 15-G.
Thorestensson, 16-M.E. Tyburski, 17- D.P. Beaulieu,
18- S.E. Fass, 19-D.T. Foy, 20- R. L. Seelig, 21-D.T. Foy
22-R.R. Lusardi, 23-D.P. Beaulieu, 24-S.E.Fass, 25-D.T.
Foy, 26- R.L. Seelig.
				2) Appointment of independent registered public	Issuer	Yes	For	For
accounting firm.

Annaly Mortgage Management, Inc.	NLY	035710409	5/25/2006	1) Directors recommend a vote for election of the	Issuer	Yes	For	For
following nominees: 01-W.J. Denahan-Norris, 02-
Donnell A. Segalas.
				2) Ratification of the appointment of Deloitte & Touche	Issuer	Yes	For	For
LLP as independent registered public accounting firm
for the company for the 2006 fiscal year.

Ensign Energy Services, Inc.	ESI.CN	293570107	5/17/2006	1) Election of directors for all of the nominees as	Issuer	Yes	For	For
outlined in the information circular.
				2) The appointment of PricewaterhouseCoopers LLP,	Issuer	Yes	For	For
chartered accountants, as auditors for the corporation
for the ensuing fiscal year and the authorization in
favour of the directors to fix their remuneration.
				3) Two for one division of common shares.	Issuer	Yes	For	For

Marsh & Mclennan Companies, Inc.	MMC	571748102	5/18/2006	1) Directors recommend a vote for election of the	Issuer	Yes	For	For
following nominees: 01-Leslie M. Baker Jr.,
02-Gwendolyn S. King, 03- Marc D. Oken, 04-David A.
Olsen.
				2) Ratification of selection of independent registered	Issuer	Yes	For	For
public accounting firm.
				3) Stockholder proposal: Director election voting	Shareholder	Yes	Against	For
standard.
				4) Stockholder proposal: Political contribution disclosure.	Shareholder	Yes	Against	For

The Commerce Group, Inc.	CGI	200641108	5/19/2006	1) Directors recommend a vote for election of the	Issuer	Yes	For	For
following nominees: 01- Randall V. Becker, 02-Joseph
A. Borksi, 03-Eric G. Butler, 04-Henry J. Camosse, 05-
Gerald Fels, 06-David G. Grenon, 07-Robert W. Harris,
08-John J. Kunkel, 09-Raymond J. Lauring, 10-Normand
R. Marois, 11-Suryakant M. Patel, 12-Arthur J. Remillard,
13-Arthur J. Remillard III, 14-Regan P. Remillard,
15-Gurbachan Singh, 16-John W. Spillane.
				2) Ratification of the audit committee's appointment	Issuer	Yes	For	For
of PricewaterhouseCoopers LLP as the independent
registered public accounting firm.

Mercury General Corp.	MCY	589400100	5/10/2006	1) Directors recommend a vote for election of the	Issuer	Yes	For	For
following nominees: 01-George Joseph, 02-Charles E.
Mcclung, 03-Donald Spuehler, 04-Richard E. Grayson,
05-Donald P. Newell , 06-Bruce A. Bunner, 07-Nathan
Bessin, 08-Michael D. Curtius, Gabriel Tirador.

Leucadia National Corp.	LUK	527288104	5/16/2006	1) Directors recommend a vote for election fo the	Issuer	Yes	For	For
following nominees: 01-Ian M. Cumming, 02- Paul M.
Dougan, 03-Lawrence D. Glaubinger, 04- Alan J.
Hirschfield, 05-James E. Jordan, 06-Jefferey C. Keil,
07-Jesse Clyde Nichols, III, 08-Jospeph S. Steinberg.
				2) Aproval of an ammendment to the 2003 senior	Issuer	Yes	For	For
executive annual incentive bonus plan increasing
the maximimum annual incentive bonus that may be
paid from 1% to 1.35% of the audited pre-tax earnings
of the company and its consolidated subsidiaries for
each year of the plan.
				3) Approval of the 2006 senior executive warrant plan	Issuer	Yes	For	For
and the grant of 1,000,000 warrants thereunder to each
of messrs. Cumming and Steinberg.
				4) Approval of an ammendment to the 1999 stock option	Issuer	Yes	For	For
plan to increase by 1,000,000 the number of common
shares reserved for issuance under the plan.
				5) Ratification of the selection of	Issuer	Yes	For	For
PricewaterhouseCoopers LLP as independent
accountants of the company for 2006.

Autonation Inc.	AN	05329W102	6/1/2006	1) Directors recommend a vote for election of the	Issuer	Yes	For	For
following nominees: 01- Mike Jackson, 02- Robert J.
Brown, 03-Rick L. Burdick, 04-William C. Crowley,
05-Edward S. Lampert, 06-Michael E. Maroone,
07-Irene B. Rosenfeld.
				2) Ratification of the appointment of KPMG LLP as	Issuer	Yes	For	For
independent auditor for 2006.
				3) Adoption of stockholder proposal on cumulative	Shareholder	Yes	Against	For
voting for the election of directors.

Penn West Energy Trust	PWE	707885109	6/28/2006	1) Passing, with or without variation, a special	Issuer	Yes	For	For
resolution, the full text is set forth in appendix A to the
accompanying joint information circular and proxy
statement dated May 23, 2006 of Penn West and
Petrofund Energy Trust to approve a plan of
arrangement under section 193 of the business
corporations act and all transactions contemplated
thereby, all as more particularly described in the
information circular.
				2) Passing, with or without variation, an ordinary	Issuer	Yes	For	For
resolution, the full text is set forth in the information
circular, to approve a stock option plan for 1231818
Alberta LTD, all as more particularly described in the
information circular.
				3) Passing, with or without variation, an ordinary	Issuer	Yes	For	For
resolution, the full text of which is set forth in the
information circular, to approve a private placement
to proposed or acting directors, officers, employees,
and service providers of Exploreco of up to
4,688,000 common shares of 1243838 Alberta LTD at
a price of $1.86 per share and up to 4,688,000 common
share purchase warrants of Exploreco Finco with an
exercise price of $2.23 per warrant and common share
purchase warrants of Exploreco prior to the completion
of the arrangement, all as more particularly described in
the information circular.
				4) Fixing the number of directors of PWPL to be elected	Issuer	Yes	For	For
at the Penn West meeting at six (6) members.
				5) The election as directors of PWPL for the ensuing	Issuer	Yes	For	For
year of the six nominess proposed by management,
all as more particularly described in the information
circular.
				6) The appointment of KPMG LLP, chartered	Issuer	Yes	For	For
accountants as auditors of Penn West and to authorize
the directors of PWPL to fix their remuneration.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 18, 2006
Fairholme Funds Inc.

	By:	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz
President

  Print the name and title of each signing officer under his or her signature.